GT Global
Allocator

A VARIABLE ANNUITY ISSUED
BY GENERAL AMERICAN LIFE
INSURANCE COMPANY

ANNUAL REPORT
DECEMBER 31, 1998

GT GLOBAL
ALLOCATOR

DIVISIONS'
FINANCIAL
STATEMENTS

                          INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

The Board of Directors
General American Life Insurance Company
and Contractholders of General American Life
Insurance Company Separate Account Twenty-eight and Separate Account Twenty-nine:

We have audited the statements of assets and liabilities, including the schedule of investments of the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Divisions of General American Separate Account Twenty-eight and of the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources, and Variable Infrastructure Divisions of General American Separate Account Twenty-nine as of December 31, 1998, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the condensed financial information for the periods presented. These financial statements and condensed financial information are the responsibility of the management of General American Separate Accounts Twenty-eight and Twenty-nine. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with GT Global Variable Investment Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Divisions of General American Separate Account Twenty-eight and of the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources and Variable Infrastructure Divisions of General American Separate Account Twenty-nine as of December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the condensed financial information for all periods presented, in conformity with generally accepted accounting principles.

                                                                 [SIGNATURE]

ST. LOUIS, MISSOURI
FEBRUARY 12, 1999

                                       D1

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                       D2

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1998

--------------------------------------------------------------------------------

                                                        VARIABLE    VARIABLE GLOBAL   VARIABLE U.S.
                                             MONEY      STRATEGIC     GOVERNMENT       GOVERNMENT
                                            MARKET       INCOME         INCOME           INCOME
                                           DIVISION     DIVISION       DIVISION         DIVISION
                                          -----------  -----------  ---------------   -------------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments):.......  $34,254,658  $21,352,753    $8,896,473       $7,434,652
  Receivable from GT Global Financial
   Services, Inc........................      130,265            0             0                0
                                          -----------  -----------  ---------------   -------------
    Total assets........................   34,384,923   21,352,753     8,896,473        7,434,652
                                          -----------  -----------  ---------------   -------------
Liability:
  Payable to General American Life
   Insurance Company....................    3,055,592       28,623        92,130           68,231
                                          -----------  -----------  ---------------   -------------
    Total net assets....................  $31,329,331  $21,324,130    $8,804,343       $7,366,421
                                          -----------  -----------  ---------------   -------------
                                          -----------  -----------  ---------------   -------------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in
   Separate Account.....................  $31,329,331  $21,230,067    $8,766,456       $7,350,944
  Individual variable annuity contracts
   cash value in payment period.........            0       94,063        37,887           15,477
                                          -----------  -----------  ---------------   -------------
    Total net assets....................  $31,329,331  $21,324,130    $8,804,343       $7,366,421
                                          -----------  -----------  ---------------   -------------
                                          -----------  -----------  ---------------   -------------
Total individual units held.............    2,203,682    1,179,085       551,577          482,545
Individual unit value...................  $     14.22  $     18.09    $    15.96       $    15.27
Cost of investments.....................  $34,254,658  $22,746,695    $8,914,837       $7,428,628

              See accompanying notes to the financial statements.

                                       D3

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                            STATEMENTS OF OPERATIONS

                      For the year ended December 31, 1998

--------------------------------------------------------------------------------

                                                       VARIABLE    VARIABLE GLOBAL   VARIABLE U.S.
                                            MONEY      STRATEGIC     GOVERNMENT       GOVERNMENT
                                            MARKET      INCOME         INCOME           INCOME
                                           DIVISION    DIVISION       DIVISION         DIVISION
                                          ----------  -----------  ---------------   -------------
Investment income:
  Dividend income.......................  $1,489,559  $ 1,724,505     $ 474,106        $ 367,257
Expenses:
  Mortality, expense and administrative
   charges..............................    (443,328)    (338,014)     (121,937)        (101,078)
                                          ----------  -----------  ---------------   -------------
  Net investment income.................   1,046,231    1,386,491       352,169          266,179
                                          ----------  -----------  ---------------   -------------
Net realized gain (loss) on investments:
  Realized gain from distributions......           0            0             0                0
  Realized gain (loss) on sales.........           0     (688,015)      591,887          418,601
                                          ----------  -----------  ---------------   -------------
  Net realized gain (loss) on
   investments..........................           0     (688,015)      591,887          418,601
                                          ----------  -----------  ---------------   -------------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................           0     (197,919)       26,963          146,515
  Unrealized gain (loss) on investments,
   end of period........................           0   (1,393,942)      (18,364)           6,024
                                          ----------  -----------  ---------------   -------------
  Net unrealized (loss) on
   investments..........................           0   (1,196,023)      (45,327)        (140,491)
                                          ----------  -----------  ---------------   -------------
  Net gain (loss) on investments........           0   (1,884,038)      546,560          278,110
                                          ----------  -----------  ---------------   -------------
  Net increase (decrease) in net assets
   resulting from operations............  $1,046,231  $  (497,547)    $ 898,729        $ 544,289
                                          ----------  -----------  ---------------   -------------
                                          ----------  -----------  ---------------   -------------

              See accompanying notes to the financial statements.

                                       D4

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                      STATEMENTS OF CHANGES IN NET ASSETS

                 For the years ended December 31, 1998 and 1997

--------------------------------------------------------------------------------


                                                                            VARIABLE
                                                                        STRATEGIC INCOME
                                           MONEY MARKET DIVISION            DIVISION
                                          ------------------------  ------------------------
                                             1998         1997         1998         1997
                                          -----------  -----------  -----------  -----------
Operations:
  Net investment income.................  $ 1,046,231  $   725,948  $ 1,386,491  $ 1,595,442
  Net realized gain (loss) on
   investments..........................            0            0     (688,015)   2,366,466
  Net unrealized gain (loss) on
   investments..........................            0            0   (1,196,023)  (2,341,472)
                                          -----------  -----------  -----------  -----------
    Net increase in net assets resulting
     from operations....................    1,046,231      725,948     (497,547)   1,620,436
                                          -----------  -----------  -----------  -----------
  Deposits into Separate Account........    4,126,570   11,693,462      589,616    2,322,838
  Transfers to (from) Separate
   Account..............................   10,874,210    3,257,598   (1,661,337)  (4,271,620)
  Withdrawals from Separate Account.....  (11,447,788)  (8,768,848)  (4,875,464)  (3,453,930)
                                          -----------  -----------  -----------  -----------
    Net deposits into (withdrawals from)
     Separate Account...................    3,552,992    6,182,212   (5,947,185)  (5,402,712)
                                          -----------  -----------  -----------  -----------
  Increase (decrease) in net assets.....    4,599,223    6,908,160   (6,444,732)  (3,782,276)
  Net assets, beginning of period.......   26,730,108   19,821,948   27,768,862   31,551,138
                                          -----------  -----------  -----------  -----------
  Net assets, end of period.............  $31,329,331  $26,730,108  $21,324,130  $27,768,862
                                          -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------

                                                  VARIABLE                  VARIABLE
                                             GLOBAL GOVERNMENT          U.S. GOVERNMENT
                                              INCOME DIVISION           INCOME DIVISION
                                          ------------------------  ------------------------
                                             1998         1997         1998         1997
                                          -----------  -----------  -----------  -----------
Operations:
  Net investment income.................  $   352,169  $   485,143  $   266,179  $   224,099
  Net realized gain (loss) on
   investments..........................      591,887      (55,446)     418,601      (21,381)
  Net unrealized gain (loss) on
   investments..........................      (45,327)    (201,827)    (140,491)     173,803
                                          -----------  -----------  -----------  -----------
    Net increase in net assets resulting
     from operations....................      898,729      227,870      544,289      376,521
                                          -----------  -----------  -----------  -----------
  Deposits into Separate Account........      232,266      859,739      274,206    1,727,218
  Transfers to (from) Separate
   Account..............................      867,608   (1,767,441)     448,034      818,277
  Withdrawals from Separate Account.....   (1,401,213)  (1,479,355)  (1,203,725)  (1,071,382)
                                          -----------  -----------  -----------  -----------
    Net deposits into (withdrawals from)
     Separate Account...................     (301,339)  (2,387,057)    (481,485)   1,474,113
                                          -----------  -----------  -----------  -----------
  Increase (decrease) in net assets.....      597,390   (2,159,187)      62,804    1,850,634
  Net assets, beginning of period.......    8,206,953   10,366,140    7,303,617    5,452,983
                                          -----------  -----------  -----------  -----------
  Net assets, end of period.............  $ 8,804,343  $ 8,206,953  $ 7,366,421  $ 7,303,617
                                          -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------

              See accompanying notes to the financial statements.

                                       D5

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1998

--------------------------------------------------------------------------------


                                            VARIABLE      VARIABLE      VARIABLE
                                          NEW PACIFIC      EUROPE       AMERICA
                                            DIVISION      DIVISION      DIVISION
                                          ------------  ------------  ------------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments):.......  $ 9,795,249   $ 31,555,510  $ 38,365,879
  Receivable from General American Life
   Insurance Company....................           --        834,732     2,178,157
                                          ------------  ------------  ------------
    Total assets........................    9,795,249     32,390,242    40,544,036
                                          ------------  ------------  ------------
Liability:
  Payable to General American Life
   Insurance Company....................       28,762             --            --
                                          ------------  ------------  ------------
    Total net assets....................  $ 9,766,487   $ 32,390,242  $ 40,544,036
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in Separate
   Account..............................  $ 9,753,047   $ 32,356,720  $ 40,454,813
  Individual variable annuity contracts
   cash value in payment period.........       13,440         33,522        89,223
                                          ------------  ------------  ------------
    Total net assets....................  $ 9,766,487   $ 32,390,242  $ 40,544,036
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------
Total individual units held.............    1,146,208      1,209,667     1,458,252
Individual unit value...................  $      8.52   $      26.78  $      27.80
Cost of investments.....................  $ 9,564,303   $ 30,086,433  $ 38,776,103

              See accompanying notes to the financial statements.

                                       D6

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                              STATEMENTS OF ASSETS
                            AND LIABILITIES (cont'd)
                               December 31, 1998

--------------------------------------------------------------------------------

                        VARIABLE                      VARIABLE                      VARIABLE      VARIABLE
                        GROWTH &      VARIABLE        TELECOM-      VARIABLE        EMERGING      NATURAL        VARIABLE
                         INCOME     LATIN AMERICA   MUNICATIONS   INTERNATIONAL     MARKETS      RESOURCES    INFRASTRUCTURE
                        DIVISION      DIVISION        DIVISION      DIVISION        DIVISION      DIVISION       DIVISION
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
Assets:
  Investments in GT
   Global Variable
   Investment Funds,
   at market value
   (see Schedule of
   Investments):....  $ 55,232,648  $  8,919,049    $69,169,968    $ 7,078,025    $  5,517,251  $  6,224,119   $ 6,173,230
  Receivable from
   General American
   Life Insurance
   Company..........        59,389            --             --             --              --            --            --
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
    Total assets....    55,292,037     8,919,049     69,169,968      7,078,025       5,517,251     6,224,119     6,173,230
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
Liability:
  Payable to General
   American Life
   Insurance
   Company..........            --        33,697        389,723         43,272          20,248        15,205        22,323
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
    Total net
     assets.........  $ 55,292,037  $  8,885,352    $68,780,245    $ 7,034,753    $  5,497,003  $  6,208,914   $ 6,150,907
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
Total net assets
represented by:
  Individual
   variable annuity
   contracts cash
   value invested in
   Separate
   Account..........  $ 55,089,022  $  8,882,812    $68,678,341    $ 7,021,056    $  5,489,777  $  6,187,367   $ 6,140,510
  Individual
   variable annuity
   contracts cash
   value in payment
   period...........       203,015         2,540        101,904         13,697           7,226        21,547        10,397
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
    Total net
     assets.........  $ 55,292,037  $  8,885,352    $68,780,245    $ 7,034,753    $  5,497,003  $  6,208,914   $ 6,150,907
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
Total individual
 units held.........     2,341,622       805,893      2,557,657        580,885         738,674       436,185       351,122
Individual unit
 value..............  $      23.61  $      11.03    $     26.89    $     12.11    $       7.44  $      14.23   $     17.52
Cost of
 investments........  $ 52,978,416  $  9,793,550    $64,258,399    $ 6,839,183    $  5,610,801  $  9,300,842   $ 6,086,697

              See accompanying notes to the financial statements.

                                       D7

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                            STATEMENTS OF OPERATIONS

                      For the year ended December 31, 1998

--------------------------------------------------------------------------------


                                           VARIABLE     VARIABLE    VARIABLE
                                          NEW PACIFIC    EUROPE      AMERICA
                                           DIVISION     DIVISION    DIVISION
                                          -----------  ----------  -----------
Investment income:
  Dividend income.......................  $  323,237   $   60,495  $         0
Expenses:
  Mortality, expense and administrative
   charges..............................    (163,324 )   (500,692)    (559,355)
                                          -----------  ----------  -----------
Net investment income (loss)............     159,913     (440,197)    (559,355)
                                          -----------  ----------  -----------
Net realized gain (loss) on investments:
  Realized gain from distributions......           0    3,888,940    6,014,808
  Realized gain (loss) on sales.........  (1,303,057 )  3,298,537      658,943
                                          -----------  ----------  -----------
    Net realized gain (loss) on
     investments........................  (1,303,057 )  7,187,477    6,673,751
                                          -----------  ----------  -----------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................    (355,703 )    760,316    3,499,457
  Unrealized gain (loss) on investments,
   end of period........................     230,946    1,469,077     (410,224)
                                          -----------  ----------  -----------
    Net unrealized gain (loss) on
     investments........................     586,649      708,761   (3,909,681)
                                          -----------  ----------  -----------
    Net gain (loss) on investments......    (716,408 )  7,896,238    2,764,070
                                          -----------  ----------  -----------
Net increase (decrease) in net assets
 resulting from operations..............  $ (556,495 ) $7,456,041  $ 2,204,715
                                          -----------  ----------  -----------
                                          -----------  ----------  -----------

              See accompanying notes to the financial statements.

                                       D8

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                      For the year ended December 31, 1998

--------------------------------------------------------------------------------

                                            VARIABLE                      VARIABLE                     VARIABLE     VARIABLE
                                            GROWTH &       VARIABLE       TELECOM-      VARIABLE       EMERGING      NATURAL
                                             INCOME      LATIN AMERICA   MUNICATIONS  INTERNATIONAL     MARKETS     RESOURCES
                                            DIVISION       DIVISION       DIVISION      DIVISION       DIVISION     DIVISION
                                          ------------   -------------   -----------  -------------   -----------  -----------
Investment income:
  Dividend income.......................   $ 1,161,313    $   280,405    $        0     $ 54,600      $     4,537  $         0
Expenses:
  Mortality, expense and administrative
   charges..............................      (765,215)      (203,424)     (952,157 )    (89,263)        (126,637)    (141,096)
                                          ------------   -------------   -----------  -------------   -----------  -----------
Net investment income (loss)............       396,098         76,981      (952,157 )    (34,663)        (122,100)    (141,096)
                                          ------------   -------------   -----------  -------------   -----------  -----------
Net realized gain (loss) on investments:
  Realized gain from distributions......       688,656        135,341     5,707,799      451,796          816,584    1,957,466
  Realized gain (loss) on sales.........     7,133,317     (8,063,814)    2,427,177      (63,604)      (7,502,716)  (5,049,897)
                                          ------------   -------------   -----------  -------------   -----------  -----------
    Net realized gain (loss) on
     investments........................     7,821,973     (7,928,473)    8,134,976      388,192       (6,686,132)  (3,092,431)
                                          ------------   -------------   -----------  -------------   -----------  -----------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................     1,607,745       (443,493)     (248,171 )    118,551       (2,835,733)  (1,687,220)
  Unrealized gain (loss) on investments,
   end of period........................     2,254,232       (874,501)    4,911,569      238,842          (93,550)  (3,076,723)
                                          ------------   -------------   -----------  -------------   -----------  -----------
    Net unrealized gain (loss) on
     investments........................       646,487       (431,008)    5,159,740      120,291        2,742,183   (1,389,503)
                                          ------------   -------------   -----------  -------------   -----------  -----------
    Net gain (loss) on investments......     8,468,460     (8,359,481)   13,294,716      508,483       (3,943,949)  (4,481,934)
                                          ------------   -------------   -----------  -------------   -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..............   $ 8,864,558    $(8,282,500)   $12,342,559    $473,820      $(4,066,049) $(4,623,030)
                                          ------------   -------------   -----------  -------------   -----------  -----------
                                          ------------   -------------   -----------  -------------   -----------  -----------


                                             VARIABLE
                                          INFRASTRUCTURE
                                             DIVISION
                                          --------------
Investment income:
  Dividend income.......................    $  74,835
Expenses:
  Mortality, expense and administrative
   charges..............................     (103,177)
                                          --------------
Net investment income (loss)............      (28,342)
                                          --------------
Net realized gain (loss) on investments:
  Realized gain from distributions......            0
  Realized gain (loss) on sales.........      280,277
                                          --------------
    Net realized gain (loss) on
     investments........................      280,277
                                          --------------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................      (22,448)
  Unrealized gain (loss) on investments,
   end of period........................       86,533
                                          --------------
    Net unrealized gain (loss) on
     investments........................      108,981
                                          --------------
    Net gain (loss) on investments......      389,258
                                          --------------
Net increase (decrease) in net assets
 resulting from operations..............    $ 360,916
                                          --------------
                                          --------------

              See accompanying notes to the financial statements.

                                       D9

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                      STATEMENTS OF CHANGES IN NET ASSETS

                 For the years ended December 31, 1998 and 1997

--------------------------------------------------------------------------------

                                                 VARIABLE                VARIABLE                VARIABLE
                                           NEW PACIFIC DIVISION      EUROPE DIVISION         AMERICA DIVISION
                                          ----------------------  ----------------------  ----------------------
                                             1998        1997        1998        1997        1998        1997
                                          ----------  ----------  ----------  ----------  ----------  ----------
Operations:
  Net investment income (loss)..........  $  159,913  $ (182,681) $ (440,197) $ (319,019) $ (559,355) $ (357,782)
  Net realized gain (loss) on
   investments..........................  (1,303,057) (8,240,926)  7,187,477   4,699,239   6,673,751   3,281,908
  Net unrealized gain (loss) on
   investments..........................     586,649  (1,413,022)    708,761    (249,802) (3,909,681)  2,257,731
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) in net
     assets resulting from operations...    (556,495) (9,836,629)  7,456,041   4,130,418   2,204,715   5,181,857
  Deposits into Separate Account........     437,207   2,938,675   1,221,006   2,784,903   1,322,117   2,899,511
  Transfers to (from) Separate
   Account..............................  (3,613,152) (5,841,440)  3,539,888  (1,364,288)  2,386,380      (7,332)
  Withdrawals from Separate Account.....  (1,845,816) (2,847,511) (7,120,193) (2,631,950) (9,151,241) (5,773,807)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Net deposits into (withdrawals from)
     Separate Account...................  (5,021,761) (5,750,276) (2,359,299) (1,211,335) (5,442,744) (2,881,628)
                                          ----------  ----------  ----------  ----------  ----------  ----------
  Increase (decrease) in net assets.....  (5,578,256) (15,586,905)  5,096,742  2,919,083  (3,238,029)  2,300,229
  Net assets, beginning of period.......  15,344,743  30,931,648  27,293,500  24,374,417  43,782,065  41,481,836
                                          ----------  ----------  ----------  ----------  ----------  ----------
  Net assets, end of period.............  $9,766,487  $15,344,743 $32,390,242 $27,293,500 $40,544,036 $43,782,065
                                          ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------

                                                 VARIABLE                VARIABLE                VARIABLE
                                             EMERGING MARKETS       NATURAL RESOURCES         INFRASTRUCTURE
                                                 DIVISION                DIVISION                DIVISION
                                          ----------------------  ----------------------  ----------------------
                                             1998        1997        1998        1997        1998        1997
                                          ----------  ----------  ----------  ----------  ----------  ----------
Operations:
  Net investment income (loss)..........  $ (122,100) $ (200,012) $ (141,096) $ (246,069) $  (28,342) $  (68,225)
  Net realized gain (loss) on
   investments..........................  (6,686,132)  1,728,201  (3,092,431)  2,832,149     280,277     713,970
  Net unrealized gain (loss) on
   investments..........................   2,742,183  (3,766,102) (1,389,503) (2,761,942)    108,981    (447,579)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) in net
     assets resulting from operations...  (4,066,049) (2,237,913) (4,623,030)   (175,862)    360,916     198,166
  Deposits into Separate Account........     384,193   2,609,384     785,669   4,014,997     314,984   2,336,821
  Transfers to (from) Separate
   Account..............................  (5,088,834)    523,758  (4,279,195) (2,016,970) (1,757,657)    822,498
  Withdrawals from Separate Account.....  (2,005,301) (1,972,242) (2,120,793) (1,475,571) (1,413,107)   (619,227)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Net deposits into (withdrawals from)
     Separate Account...................  (6,709,942)  1,160,900  (5,614,319)    522,456  (2,855,780)  2,540,092
                                          ----------  ----------  ----------  ----------  ----------  ----------
  Increase (decrease) in net assets.....  (10,775,991) (1,077,013) (10,237,349)    346,594 (2,494,864)  2,738,258
  Net assets, beginning of period.......  16,272,994  17,350,007  16,446,263  16,099,669   8,645,771   5,907,513
                                          ----------  ----------  ----------  ----------  ----------  ----------
  Net assets, end of period.............  $5,497,003  $16,272,994 $6,208,914  $16,446,263 $6,150,907  $8,645,771
                                          ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------

              See accompanying notes to the financial statements.

                                      D10

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                 For the years ended December 31, 1998 and 1997

--------------------------------------------------------------------------------

                                                 VARIABLE                                        VARIABLE         VARIABLE
                                             GROWTH & INCOME             VARIABLE           TELECOMMUNICATIONS    INTERNATIONAL
                                                 DIVISION         LATIN AMERICA DIVISION         DIVISION         DIVISION
                                          ----------------------  ----------------------  ----------------------  ---------
                                             1998        1997        1998        1997        1998        1997       1998
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
Operations:
  Net investment income (loss)..........  $  396,098  $  705,425  $   76,981  $ (392,175) $ (952,157) $ (948,489) $ (34,663)
  Net realized gain (loss) on
   investments..........................   7,821,973   7,956,869  (7,928,473)  5,652,203   8,134,976  16,144,141    388,192
  Net unrealized gain (loss) on
   investments..........................     646,487  (2,609,309)   (431,008) (2,046,668)  5,159,740  (7,331,066)   120,291
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
    Net increase (decrease) in net
     assets resulting from operations...   8,864,558   6,052,985  (8,282,500)  3,213,360  12,342,559   7,864,586    473,820
  Deposits into Separate Account........   1,394,718   4,320,103     566,968   2,589,354   1,541,601   4,817,136    192,290
  Transfers to (from) Separate
   Account..............................   4,831,962   8,674,747  (7,364,854)  2,508,321    (349,612)   (919,250) 1,676,410
  Withdrawals from Separate Account.....  (9,978,026) (5,205,730) (3,434,437) (2,847,642) (12,413,145) (6,885,267)  (915,108)
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
    Net deposits into (withdrawals from)
     Separate Account...................  (3,751,346)  7,789,120  (10,232,323)  2,250,033 (11,221,156) (2,987,381)   953,592
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
  Increase (decrease) in net assets.....   5,113,212  13,842,105  (18,514,823)  5,463,393  1,121,403   4,877,205  1,427,412
  Net assets, beginning of period.......  50,178,825  36,336,720  27,400,175  21,936,782  67,658,842  62,781,637  5,607,341
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
  Net assets, end of period.............  $55,292,037 $50,178,825 $8,885,352  $27,400,175 $68,780,245 $67,658,842 $7,034,753
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------


                                            1997
                                          ---------
Operations:
  Net investment income (loss)..........  $ (67,241)
  Net realized gain (loss) on
   investments..........................    569,720
  Net unrealized gain (loss) on
   investments..........................    (59,770)
                                          ---------
    Net increase (decrease) in net
     assets resulting from operations...    442,709
  Deposits into Separate Account........    930,625
  Transfers to (from) Separate
   Account..............................    322,481
  Withdrawals from Separate Account.....   (578,830)
                                          ---------
    Net deposits into (withdrawals from)
     Separate Account...................    674,276
                                          ---------
  Increase (decrease) in net assets.....  1,116,985
  Net assets, beginning of period.......  4,490,356
                                          ---------
  Net assets, end of period.............  $5,607,341
                                          ---------
                                          ---------

              See accompanying notes to the financial statements.

                                      D11

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
General American Separate Account Twenty-eight and General American Separate Account Twenty-nine (the Separate Accounts) commenced operations on February 10, 1993, and are registered under the Investment Company Act of 1940 (1940 Act) as unit investment trusts. The Separate Accounts receive purchase payments from individual variable annuity contracts issued by General American Life Insurance Company (General American) which may be qualified or non- qualified.

Separate Account Twenty-eight is divided into four divisions and Separate Account Twenty-nine is divided into ten divisions. Each division invests exclusively in shares of a single fund of GT Global Variable Investment Funds (the Funds), an open-end diversified management investment company. Separate Account Twenty-eight invests in the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Funds. Separate Account Twenty-nine invests in the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources and Variable Infrastructure Funds.

Contractholders have the option of directing their deposits into one or all of the Divisions as well as a fixed account of General American, which is not generally subject to regulation under the Securities Act of 1933 or the 1940 Act. The unit values for the Separate Accounts for all divisions began at $12.00 on February 10, 1993, except the following Divisions of Separate Account Twenty-nine which began at $12.00: the Variable Telecommunications Division on October 18, 1993, the Variable International Division on July 12, 1994, the Variable Emerging Markets Division on July 6, 1994, and the Variable Natural Resources and Variable Infrastructure Divisions on January 31, 1995.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Separate Accounts in the preparation of financial statements. The policies followed are in conformity with generally accepted accounting principles.

(A) INVESTMENTS
The Separate Accounts' investments in the GT Global Variable Funds are valued daily on the respective shares held and based on the net asset values as reported to General American by the Funds at the close of each business day. The specific identification method is used in determining the cost of shares sold on withdrawals by the Separate Accounts. Share transactions are recorded on the trade date, which is the same as the settlement date.

(B) FEDERAL INCOME TAXES
Under current Federal income tax law, the investment income and capital gains from sales of investments of the Separate Accounts are not taxable. Therefore, no Federal income tax expense has been provided.

(C) DIVIDEND REIMBURSEMENT
Dividends received from the underlying mutual funds are recorded on the ex-dividend date and immediately reinvested on the pay date.

(D) USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3 -- CONTRACT CHARGES
MORTALITY AND EXPENSE RISK CHARGE: General American assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Accounts, for which the Separate Accounts are charged an annual fee of 1.25% based on the values at the end of each valuation period. Mortality and expense charges for Separate Account Twenty-eight totaled $896,747 for the period ended December 31, 1998. Mortality and expense charges for Separate Account Twenty-nine totaled $3,218,161 for the period ended December 31, 1998.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE): Under Separate Account contractual arrangements, General American is entitled to collect payment for sales charges. Contracts are subject to a deferred sales charge contingent upon full surrender of the contract or partial withdrawal of accumulated value. The sales charge is 6% the first contract year, decreasing by 1% each subsequent year. The contingent deferred sales charge will be waived in the event of annuitization after the third year or on death if the date of issue is prior to the annuitant's 80th birthday. Sales charges as a result of surrenders are disclosed in Note 6.

ACCOUNT FEE AND ADMINISTRATIVE CHARGES: General American has the responsibility for the administration of the contract. As reimbursement for account administrative expenses, on the last day of the contract year, General American deducts an account fee. For contracts with accumulated values less than $20,000, the fee is the lesser of $30 or 2% of the accumulated value for contract years ending prior to December 31, 1999. Thereafter, the account fee may be adjusted annually. The account fee is waived for contracts with accumulated values of $20,000 or more. General American charges an amount equal to the lesser of $25 or 2% of the amount transferred, for each transfer in excess of twelve (12) during the contract year, excluding transfers made under the dollar cost averaging program, personal portfolio rebalancing, or interest sweep program and reserves the right to charge a fee to cover the expenses for special handling. Account fees are disclosed in Note 6. General

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

American also provides certain administrative services for which it charges an administrative charge to the Separate Accounts at an annual rate of 0.15%. Administrative charges for Separate Account Twenty-eight totaled $107,610 for the period ended December 31, 1998. Administrative charges for Separate Account Twenty-nine totaled $386,179 for the period ended December 31, 1998.

PREMIUM TAXES: In states which charge premium taxes, the taxes are withdrawn from the purchase payment or the accumulated value of the contract. Premium taxes are disclosed in Note 6.

NOTE 4 -- PURCHASES AND SALES OF GT GLOBAL VARIABLE INVESTMENT FUND SHARES During the year ended December 31, 1998, cost of purchases and proceeds from sales of GT Global Variable Investment Fund shares were as follows:

SEPARATE ACCOUNT TWENTY-EIGHT                                                      PURCHASES       SALES
--------------------------------------------------------------------------------  ------------  ------------
Money Market Fund...............................................................  $577,065,768  $559,927,800
Variable Strategic Income Fund..................................................    19,470,553    23,990,461
Variable Global Government Income Fund..........................................    15,006,630    14,864,251
Variable U.S. Government Income Fund............................................    11,639,871    11,765,510


SEPARATE ACCOUNT TWENTY-NINE
--------------------------------------------------------------------------------
Variable New Pacific Fund.......................................................  $144,069,403  $151,475,672
Variable Europe Fund............................................................   291,796,474   294,935,365
Variable America Fund...........................................................    45,431,229    48,421,304
Variable Growth & Income Fund...................................................    59,952,417    64,413,881
Variable Latin America Fund.....................................................    13,111,967    23,194,978
Variable Telecommunications Fund................................................    34,660,959    40,781,480
Variable International Fund.....................................................    59,613,552    58,364,220
Variable Emerging Markets Fund..................................................    28,336,567    35,046,721
Variable Natural Resources Fund.................................................    12,598,807    16,507,022
Variable Infrastructure Fund....................................................       919,762     3,749,492

NOTE 5 -- ACCUMULATION UNIT ACTIVITY
The following is a summary of the accumulation unit activity for the years ended December 31, 1998 and 1997 for Separate Account Twenty-eight (in thousands):

                                                                                         VARIABLE
                                                                                        STRATEGIC
                                                                        MONEY MARKET      INCOME
                                                                          DIVISION       DIVISION
                                                                        -------------  ------------
                                                                        1998    1997   1998   1997
                                                                        -----  ------  -----  -----
Individual units held:
  Deposits............................................................    297     866     32    132
  Transfers...........................................................    781     236    (93)  (241)
  Withdrawals.........................................................   (817)   (649)  (265)  (193)
  Outstanding units, beginning of period..............................  1,943   1,490  1,505  1,807
                                                                        -----  ------  -----  -----
  Outstanding units, end of period....................................  2,204   1,943  1,179  1,505
                                                                        -----  ------  -----  -----
                                                                        -----  ------  -----  -----
General American Life Insurance Company seed money:
  Deposits............................................................      0       0      0      0
  Transfers...........................................................      0       0      0      0
  Withdrawals.........................................................      0       0      0      0
  Outstanding units, beginning of period..............................      0       0      0      0
                                                                        -----  ------  -----  -----
  Outstanding units, end of period....................................      0       0      0      0
                                                                        -----  ------  -----  -----
                                                                        -----  ------  -----  -----

                                                                          VARIABLE      VARIABLE
                                                                           GLOBAL         U.S.
                                                                         GOVERNMENT    GOVERNMENT
                                                                           INCOME        INCOME
                                                                          DIVISION      DIVISION
                                                                        ------------  ------------
                                                                        1998   1997   1998   1997
                                                                        -----  -----  -----  -----
Individual units held:
  Deposits............................................................     16     62     19    130
  Transfers...........................................................     58   (127)    30     54
  Withdrawals.........................................................    (93)  (107)   (81)   (62)
  Outstanding units, beginning of period..............................    571    743    515    393
                                                                        -----  -----  -----  -----
  Outstanding units, end of period....................................    552    571    483    515
                                                                        -----  -----  -----  -----
                                                                        -----  -----  -----  -----
General American Life Insurance Company seed money:
  Deposits............................................................      0      0      0      0
  Transfers...........................................................      0      0      0      0
  Withdrawals.........................................................      0      0      0    (17)
  Outstanding units, beginning of period..............................      0      0      0     17
                                                                        -----  -----  -----  -----
  Outstanding units, end of period....................................      0      0      0      0
                                                                        -----  -----  -----  -----
                                                                        -----  -----  -----  -----

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

NOTE 5 -- ACCUMULATION UNIT ACTIVITY (CONT'D)
The following is a summary of the accumulation unit activity for the years ended December 31, 1998 and 1997 for Separate Account Twenty-nine (in thousands). There was no activity in Separate Account Twenty-nine relating to General American Life Insurance Company seed money.

                                                    VARIABLE NEW     VARIABLE      VARIABLE
                                                       PACIFIC        EUROPE       AMERICA
                                                      DIVISION       DIVISION      DIVISION
                                                    -------------  ------------  ------------
                                                    1998    1997   1998   1997   1998   1997
                                                    -----  ------  -----  -----  -----  -----
Individual units held:
  Deposits........................................     43     181     43    129     50    130
  Transfers.......................................   (203)   (253)   265    (26)    82     (5)
  Withdrawals.....................................   (212)   (186)  (264)  (119)  (353)  (248)
  Outstanding units, beginning of period..........  1,518   1,776  1,166  1,182  1,679  1,802
                                                    -----  ------  -----  -----  -----  -----
  Outstanding units, end of period................  1,146   1,518  1,210  1,166  1,458  1,679
                                                    -----  ------  -----  -----  -----  -----
                                                    -----  ------  -----  -----  -----  -----


                                                      VARIABLE      VARIABLE
                                                      GROWTH &       LATIN
                                                       INCOME       AMERICA
                                                      DIVISION      DIVISION
                                                    ------------  ------------
                                                    1998   1997   1998   1997
                                                    -----  -----  -----  -----
Individual units held:
  Deposits........................................     65    238     35    135
  Transfers.......................................    226    469   (434)   149
  Withdrawals.....................................   (455)  (281)  (224)  (147)
  Outstanding units, beginning of period..........  2,506  2,080  1,429  1,292
                                                    -----  -----  -----  -----
  Outstanding units, end of period................  2,342  2,506    806  1,429
                                                    -----  -----  -----  -----
                                                    -----  -----  -----  -----

                                                      VARIABLE                     VARIABLE
                                                    TELECOMMUNICA-   VARIABLE      EMERGING
                                                        TIONS      INTERNATIONAL   MARKETS
                                                      DIVISION       DIVISION      DIVISION
                                                    -------------  ------------  ------------
                                                    1998    1997   1998   1997   1998   1997
                                                    -----  ------  -----  -----  -----  -----
Individual units held:
  Deposits........................................     63     235     16     73     36    175
  Transfers.......................................    (37)    (65)   184     45   (456)    86
  Withdrawals.....................................   (498)   (317)   (73)   (48)  (202)  (134)
  Outstanding units, beginning of period..........  3,030   3,177    454    384  1,361  1,234
                                                    -----  ------  -----  -----  -----  -----
  Outstanding units, end of period................  2,558   3,030    581    454    739  1,361
                                                    -----  ------  -----  -----  -----  -----
                                                    -----  ------  -----  -----  -----  -----


                                                      VARIABLE
                                                      NATURAL       VARIABLE
                                                     RESOURCES    INFRASTRUCTURE
                                                      DIVISION      DIVISION
                                                    ------------  ------------
                                                    1998   1997   1998   1997
                                                    -----  -----  -----  -----
Individual units held:
  Deposits........................................     41    197     17    140
  Transfers.......................................   (244)  (109)  (103)    48
  Withdrawals.....................................   (124)   (71)   (81)   (36)
  Outstanding units, beginning of period..........    763    746    518    366
                                                    -----  -----  -----  -----
  Outstanding units, end of period................    436    763    351    518
                                                    -----  -----  -----  -----
                                                    -----  -----  -----  -----

NOTE 6 -- SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT
Deposits into the Separate Account are used to purchase shares in GT Global Variable Investment Funds. Net deposits represent the amounts available for investment in such shares after deduction of premium taxes, administrative costs, and surrender charges. Activity for Separate Account Twenty-eight follows.

                                                                                             VARIABLE STRATEGIC
                                                         MONEY MARKET DIVISION                INCOME DIVISION
                                                    --------------------------------  --------------------------------
                                                         1998             1997             1998             1997
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $     4,216,030  $    11,762,049  $       596,851  $     2,330,258
Transfers between fund divisions and General
 American.........................................       10,874,210        3,257,598       (1,661,337)      (4,271,620)
Surrenders and withdrawals........................      (11,222,268)      (8,576,294)      (4,797,048)      (3,390,198)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............        3,867,972        6,443,353       (5,861,534)      (5,331,560)
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................           (3,705)          (3,730)          (1,688)             (51)
  Account Fees....................................          (85,755)         (64,857)          (5,548)          (7,370)
  Surrender charges...............................         (225,520)        (192,554)         (78,415)         (63,731)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................         (314,980)        (261,141)         (85,651)         (71,152)
                                                    ---------------  ---------------  ---------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $     3,552,992  $     6,182,212  $    (5,947,185) $    (5,402,712)
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                                                       VARIABLE GLOBAL GOVERNMENT     VARIABLE U.S. GOVERNMENT INCOME
                                                            INCOME DIVISION                       DIVISION
                                                    --------------------------------  --------------------------------
                                                         1998             1997             1998             1997
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $       236,964  $       861,470  $       278,136  $     1,728,413
Transfers between fund divisions and General
 American.........................................          867,608       (1,767,441)         448,034          818,277
Surrenders and withdrawals........................       (1,384,864)      (1,451,204)      (1,183,992)      (1,059,973)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............         (280,292)      (2,357,175)        (457,822)       1,486,717
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................           (1,093)             (81)          (1,530)             (40)
  Account Fees....................................           (3,605)          (1,650)          (2,400)          (1,155)
  Surrender charges...............................          (16,349)         (28,151)         (19,733)         (11,409)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................          (21,047)         (29,882)         (23,663)         (12,604)
                                                    ---------------  ---------------  ---------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $      (301,339) $    (2,387,057) $      (481,485) $     1,474,113
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

Deposits into the Separate Account are used to purchase shares in GT Global Variable Investment Funds. Net deposits represent the amounts available for investment in such shares after deduction of premium taxes, administrative costs, and surrender charges. Activity for Separate Account Twenty-nine follows.

                                                     VARIABLE NEW PACIFIC DIVISION        VARIABLE EUROPE DIVISION
                                                    --------------------------------  --------------------------------
                                                         1998             1997             1998             1997
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $       467,192  $     2,973,353  $     1,263,348  $     2,802,922
Transfers between fund divisions and General
 American.........................................       (3,613,152)      (5,841,440)       3,539,888       (1,364,288)
Surrenders and withdrawals........................       (1,811,064)      (2,789,649)      (6,981,674)      (2,584,983)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (4,957,024)      (5,657,736)      (2,178,438)      (1,146,349)
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................             (669)            (510)            (264)            (627)
  Account Fees....................................          (29,317)         (34,169)         (42,079)         (17,392)
  Surrender charges...............................          (34,751)         (57,861)        (138,518)         (46,967)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................          (64,737)         (92,540)        (180,861)         (64,986)
Net deposits into (deductions from) Separate
 Account..........................................  $    (5,021,761) $    (5,750,276) $    (2,359,299) $    (1,211,335)
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

                                                       VARIABLE AMERICA DIVISION
                                                    --------------------------------
                                                         1998             1997
                                                    ---------------  ---------------
Total gross deposits..............................  $     1,342,670  $     2,915,843
Transfers between fund divisions and General
 American.........................................        2,386,380           (7,332)
Surrenders and withdrawals........................       (8,968,710)      (5,643,007)
                                                    ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (5,239,660)      (2,734,496)
                                                    ---------------  ---------------
Deductions:
  Premium taxes...................................           (2,032)            (649)
  Account Fees....................................          (18,522)         (15,683)
  Surrender charges...............................         (182,530)        (130,800)
                                                    ---------------  ---------------
    Total deductions..............................         (203,084)        (147,132)
Net deposits into (deductions from) Separate
 Account..........................................  $    (5,442,744) $    (2,881,628)
                                                    ---------------  ---------------
                                                    ---------------  ---------------

                                                       VARIABLE EMERGING MARKETS         VARIABLE NATURAL RESOURCES
                                                                DIVISION                          DIVISION
                                                    --------------------------------  --------------------------------
                                                         1998             1997             1998             1997
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $       388,910  $     2,618,157  $       791,216  $     4,026,534
Transfers between fund divisions and General
 American.........................................       (5,088,834)         523,758       (4,279,195)      (2,016,970)
Surrenders and withdrawals........................       (1,955,068)      (1,930,698)      (2,064,704)      (1,444,994)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (6,654,992)       1,211,217       (5,552,683)         564,570
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................           (1,079)            (415)               0             (562)
  Account Fees....................................           (3,638)          (8,358)          (5,547)         (10,975)
  Surrender charges...............................          (50,233)         (41,544)         (56,089)         (30,577)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................          (54,950)         (50,317)         (61,636)         (42,114)
                                                    ---------------  ---------------  ---------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $    (6,709,942) $     1,160,900  $    (5,614,319) $       522,456
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------


                                                    VARIABLE INFRASTRUCTURE DIVISION

                                                    --------------------------------
                                                         1998             1997
                                                    ---------------  ---------------
Total gross deposits..............................  $       316,330  $     2,337,828
Transfers between fund divisions and General
 American.........................................       (1,757,657)         822,498
Surrenders and withdrawals........................       (1,371,569)        (607,136)
                                                    ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (2,812,896)       2,553,190
                                                    ---------------  ---------------
Deductions:
  Premium taxes...................................                0                0
  Account Fees....................................           (1,346)          (1,007)
  Surrender charges...............................          (41,538)         (12,091)
                                                    ---------------  ---------------
    Total deductions..............................          (42,884)         (13,098)
                                                    ---------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $    (2,855,780) $     2,540,092
                                                    ---------------  ---------------
                                                    ---------------  ---------------

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                                                                VARIABLE                           VARIABLE
                                                        GROWTH & INCOME DIVISION            LATIN AMERICA DIVISION
                                                    ---------------------------------  ---------------------------------
                                                          1998             1997              1998             1997
                                                    ----------------  ---------------  ----------------  ---------------
Total gross deposits..............................  $      1,415,739  $     4,331,413  $        574,021  $     2,602,831
Transfers between fund divisions and General
 American.........................................         4,831,962        8,674,747        (7,364,854)       2,508,321
Surrenders and withdrawals........................        (9,801,457)      (5,112,202)       (3,366,528)      (2,791,244)
                                                    ----------------  ---------------  ----------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............        (3,553,756)       7,893,958       (10,157,361)       2,319,908
                                                    ----------------  ---------------  ----------------  ---------------
Deductions:
  Premium taxes...................................            (2,685)            (479)           (1,300)            (555)
  Account Fees....................................           (18,337)         (10,830)           (5,753)         (12,923)
  Surrender charges...............................          (176,568)         (93,529)          (67,909)         (56,397)
                                                    ----------------  ---------------  ----------------  ---------------
    Total deductions..............................          (197,590)        (104,838)          (74,962)         (69,875)
                                                    ----------------  ---------------  ----------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $     (3,751,346) $     7,789,120  $    (10,232,323) $     2,250,033
                                                    ----------------  ---------------  ----------------  ---------------
                                                    ----------------  ---------------  ----------------  ---------------

                                                                VARIABLE                           VARIABLE
                                                       TELECOMMUNICATIONS DIVISION          INTERNATIONAL DIVISION
                                                    ---------------------------------  ---------------------------------
                                                          1998             1997              1998             1997
                                                    ----------------  ---------------  ----------------  ---------------
Total gross deposits..............................  $      1,581,728  $     4,855,387  $        202,306  $       936,339
Transfers between fund divisions and General
 American.........................................          (349,612)        (919,250)        1,676,410          322,481
Surrenders and withdrawals........................       (12,173,840)      (6,748,959)         (899,949)        (565,656)
                                                    ----------------  ---------------  ----------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (10,941,724)      (2,812,822)          978,767          693,164
                                                    ----------------  ---------------  ----------------  ---------------
Deductions:
  Premium taxes...................................            (3,520)          (1,705)                0                0
  Account Fees....................................           (36,607)         (36,546)          (10,016)          (5,715)
  Surrender charges...............................          (239,305)        (136,308)          (15,159)         (13,173)
                                                    ----------------  ---------------  ----------------  ---------------
    Total deductions..............................          (279,432)        (174,559)          (25,175)         (18,888)
                                                    ----------------  ---------------  ----------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $    (11,221,156) $    (2,987,381) $        953,592  $       674,276
                                                    ----------------  ---------------  ----------------  ---------------
                                                    ----------------  ---------------  ----------------  ---------------

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                            SCHEDULE OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWENTY-EIGHT:                                                    NO. OF SHARES   MARKET VALUE
--------------------------------------------------------------------------------  -------------   ------------
  GT Global: Money Market Fund..................................................     34,254,658   $ 34,254,658
  GT Global: Variable Strategic Income Fund.....................................      1,723,386     21,352,753
  GT Global: Variable Global Government Income Fund.............................        746,975      8,896,473
  GT Global: Variable U.S. Government Income Fund...............................        613,927      7,434,652


SEPARATE ACCOUNT TWENTY-NINE:
--------------------------------------------------------------------------------
  GT Global: Variable New Pacific Fund..........................................      1,123,308      9,795,249
  GT Global: Variable Europe Fund...............................................      1,353,152     31,555,510
  GT Global: Variable America Fund..............................................      1,904,014     38,365,879
  GT Global: Variable Growth & Income Fund......................................      2,567,766     55,232,648
  GT Global: Variable Latin America Fund........................................        928,101      8,919,049
  GT Global: Variable Telecommunications Fund...................................      3,348,014     69,169,968
  GT Global: Variable International Fund........................................        596,295      7,078,025
  GT Global: Variable Emerging Markets Fund.....................................        824,701      5,517,251
  GT Global: Variable Natural Resources Fund....................................        571,020      6,224,119
  GT Global: Variable Infrastructure Fund.......................................        358,492      6,173,230

                 See accompanying independent auditors' report.

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                        CONDENSED FINANCIAL INFORMATION

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                                     ACCUMULATION    TOTAL UNITS
                                                                                  ACCUMULATION       UNIT VALUE:     OUTSTANDING,
                                                                                  UNIT VALUE:           END OF      END OF PERIOD
                                                                              BEGINNING OF PERIOD*      PERIOD      (IN THOUSANDS)
                                                                              --------------------   ------------   --------------
Money Market Division.................................................  1998         13.75              14.22            2,204
                                                                        1997         13.30              13.75            1,943
                                                                        1996         12.87              13.30            1,490
                                                                        1995         12.40              12.87            1,158
                                                                        1994         12.15              12.40            1,572
                                                                        1993         12.00              12.15              303
Variable Strategic Income Division....................................  1998         18.45              18.09            1,179
                                                                        1997         17.46              18.45            1,505
                                                                        1996         14.56              17.46            1,807
                                                                        1995         12.36              14.56            1,737
                                                                        1994         15.11              12.36            1,886
                                                                        1993         12.00              15.11            1,187
Variable Global Government Income Division............................  1998         14.36              15.96              552
                                                                        1997         13.95              14.36              571
                                                                        1996         13.33              13.95              743
                                                                        1995         11.66              13.33              893
                                                                        1994         12.95              11.66              825
                                                                        1993         12.00              12.95              464
Variable U.S. Government Income Division..............................  1998         14.19              15.27              483
                                                                        1997         13.29              14.19              515
                                                                        1996         13.18              13.29              410
                                                                        1995         11.65              13.18              452
                                                                        1994         12.61              11.65              205
                                                                        1993         12.00              12.61               69

--------------
* At inception of Separate Account on February 10, 1993.

                 See accompanying independent auditors' report.

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                        CONDENSED FINANCIAL INFORMATION

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                                     ACCUMULATION    TOTAL UNITS
                                                                                  ACCUMULATION       UNIT VALUE:     OUTSTANDING,
                                                                                  UNIT VALUE:           END OF      END OF PERIOD
                                                                              BEGINNING OF PERIOD*      PERIOD      (IN THOUSANDS)
                                                                              --------------------   ------------   --------------
Variable New Pacific Division.........................................  1998         10.11               8.52            1,146
                                                                        1997         17.41              10.11            1,518
                                                                        1996         13.48              17.41            1,776
                                                                        1995         13.70              13.48            1,687
                                                                        1994         15.87              13.70            1,410
                                                                        1993         12.00              15.87              492
Variable Europe Division..............................................  1998         23.41              26.78            1,210
                                                                        1997         20.62              23.41            1,166
                                                                        1996         16.05              20.62            1,182
                                                                        1995         14.84              16.05              970
                                                                        1994         15.14              14.84            1,007
                                                                        1993         12.00              15.14              349
Variable America Division.............................................  1998         26.08              27.80            1,458
                                                                        1997         23.02              26.08            1,679
                                                                        1996         19.69              23.02            1,802
                                                                        1995         15.93              19.69            1,906
                                                                        1994         13.59              15.93              953
                                                                        1993         12.00              13.59              117
Variable Growth & Income Division.....................................  1998         20.02              23.61            2,342
                                                                        1997         17.47              20.02            2,506
                                                                        1996         15.23              17.47            2,080
                                                                        1995         13.37              15.23            2,002
                                                                        1994         13.96              13.37            1,908
                                                                        1993         12.00              13.96              827
Variable Latin America Division.......................................  1998         19.18              11.03              806
                                                                        1997         16.98              19.18            1,429
                                                                        1996         14.06              16.98            1,292
                                                                        1995         18.79              14.06            1,380
                                                                        1994         17.46              18.79            1,412
                                                                        1993         12.00              17.46              463
Variable Telecommunications Division..................................  1998         22.33              26.89            2,558
                                                                        1997         19.76              22.33            3,030
                                                                        1996         16.79              19.76            3,177
                                                                        1995         13.77              16.79            3,019
                                                                        1994         13.03              13.77            2,612
                                                                        1993         12.00              13.03              605
Variable International Division.......................................  1998         12.34              12.11              581
                                                                        1997         11.70              12.34              454
                                                                        1996         10.94              11.70              384
                                                                        1995         11.22              10.94              314
                                                                        1994         12.00              11.22              172
Variable Emerging Markets Division....................................  1998         11.96               7.44              739
                                                                        1997         14.06              11.96            1,361
                                                                        1996         10.88              14.06            1,234
                                                                        1995         11.93              10.88              809
                                                                        1994         12.00              11.93              574

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                                                                                                     ACCUMULATION    TOTAL UNITS
                                                                                  ACCUMULATION       UNIT VALUE:     OUTSTANDING,
                                                                                  UNIT VALUE:           END OF      END OF PERIOD
                                                                              BEGINNING OF PERIOD*      PERIOD      (IN THOUSANDS)
                                                                              --------------------   ------------   --------------
Variable Natural Resources Division...................................  1998         21.54              14.23              436
                                                                        1997         21.57              21.54              763
                                                                        1996         14.47              21.57              746
                                                                        1995         12.00              14.47               86
Variable Infrastructure Division......................................  1998         16.71              17.52              351
                                                                        1997         16.13              16.71              518
                                                                        1996         13.10              16.13              366
                                                                        1995         12.00              13.10              113

--------------
* At inception of Separate Account on February 10, 1993, except for the Variable Telecommunications Division, which commenced operations on October 18, 1993; the Variable International Growth Division, which commenced operations on July 12, 1994; the Variable Emerging Markets Division, which commenced operations on July 6, 1994; and the Variable Natural Resources Division and Variable Infrastructure Division which commenced operations on January 31, 1995.

                 See accompanying independent auditors' report.

      [LOGO]

GT Global, Inc.
Fifty California Street
27th Floor
San Francisco, CA
94111-4624

GT GLOBAL, INC., PRINCIPAL UNDERWRITER AND DISTRIBUTOR
Policy Form #10079

GAL-AR-1